Income Tax (Details Textual)									12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 EUR (€)	Dec. 31, 2011 UNITED KINGDOM [Member] USD ($)	Dec. 31, 2011 SPAIN [Member] USD ($)	Dec. 31, 2011 SPAIN [Member] EUR (€)	Dec. 31, 2011 LUXEMBOURG [Member] USD ($)	Dec. 31, 2011 LUXEMBOURG [Member] EUR (€)
Income Tax (Textual) [Abstract]
Taxation loss carryforwards	$ 35,554,000		$ 38,914,000					$ 26,800,000	$ 82,400,000	€ 63,600,000	$ 92,300,000	€ 71,200,000
Maximum Period of tax losses of Spain to be carried forward for offset against future taxable income									15 years	15 years
Additional Income Tax (Textual) [Abstract]
Unrecognized Tax Benefits						5,400,000	3,400,000
Recognized Tax liability	5,500,000	4,200,000		4,700,000	3,400,000
Accrued interest and penalties	$ 300,000		$ 1,000,000	$ 500,000